Note 32 - Related Parties	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of related party [text block]
32.
    RELATED PARTIES

Policy and practices regarding the realization of transactions with related parties

The Company adopts the corporate governance practices recommended and/or required by the applicable laws.

Under the Company's by-laws, the Board of Directors is responsible for approving any transactions or agreements between the Company and/or any of its subsidiaries (except for full subsidiaries), its directors and/or shareholders (including direct or indirect shareholders of the Company). The Antitrust Compliance and Related Parties Committee of the Company is required to advise the Board of Directors of the Company on all transactions with related parties.

Management is prohibited from interfering in any transaction in which a conflict of interest exists, even in theory, with the Company's interests. Management also are not
permitted to interfere in decisions of any other members of management, and the Minutes of Meeting of the Board are required to document any decision to abstain from the respective deliberations.

The Company's guidelines on related parties require it to follow reasonable or commutative terms, similar to those prevailing in the market, or under which the Company would contract similar transactions with third
parties. These related parties transactions are clearly disclosed in the financial statements as formalized in the written contracts.

Transactions with management members

In addition to short-term benefits (primarily salaries), management members are entitled to participate in the Stock Option Plan and Share-Based Payments Plan (Note
25
-
Share-based payments
).

Total expenses related to the Company's management members are as follow:

	2020	2019	2018

Short-term benefits (i)	26.0	31.2	24.1
Share-based payments (ii)	42.7	41.2	30.8
Total key management remuneration	68.7	72.4	54.9

(i) These mainly correspond to management's salaries and profit sharing (including performance bonuses).

(ii) These correspond to the compensation cost of share options and restricted stocks granted to management. These amounts exclude remuneration paid to members of the Fiscal Council.

Excluding the above mentioned plan (Note
25
-
Share-based payments
), the Company
no
longer has any types of transaction with the Management members or pending balances receivable or payable in its balance sheet.

Transactions with the Company's shareholders:

a
) Medical,
dental and other benefits

Fundação Zerrenner is
one
of Ambev's shareholders, and at
December 31, 2020
held
10.2%
of its total share capital. Fundação Zerrenner is also an independent legal entity whose main goal is to provide Ambev's employees, both active and retired, with health care and dental assistance, technical and higher education courses, facilities for assisting elderly people, either directly or through financial assistance agreements with other entities. As at
December 31, 2020
and
December 31, 2019,
actuarial obligations related to the benefits provided directly by Fundação Zerrenner were fully funded by plan assets, held for that purpose, which significantly exceeded the liabilities at these dates. Ambev recognizes the assets (prepaid expenses) of this plan to the extent of the economic benefits available to the Company, arising from reimbursements or from reductions in future contributions.

The expenses incurred by Fundação Zerrenner for providing these benefits totaled
R$237.8
(
R$259.6
as at
December 31, 2019),
of which
R$209.8
and
R$28.0
were related to active employees and retirees respectively (
R$229.6
and
R$30.0
as at
December 31, 2019
related to active employees and retirees respectively).

b) Leasing

Ambev, through its subsidiary BSA (labeling), has an asset leasing agreement with Fundação Zerrenner, for
R$22.4
maturing on
December 31, 2022.

c) Leasing - Ambev. head office

Ambev has a leasing agreement for
two
sets of commercial premises with Fundação Zerrenner, which is being re-negotiated, and currently the contract is in force for an indefinite period.

d) Licensing agreement

The Company has a licensing agreement with Anheuser-Busch, Inc. to produce, bottle, sell and distribute Budweiser products in Brazil, Canada and Argentina, and sales and distribution agreements for Budweiser products in Guatemala, the Dominican Republic, Paraguay, El Salvador, Nicaragua, Uruguay, Chile, Panama, Costa Rica and Puerto Rico. In addition, the Company produces and distributes Stella Artois products under a license to ABI in Brazil and Canada and, through a license granted to ABI, also distributes Brahma products in the United States and several other countries such as the United Kingdom, Spain, Sweden, Finland and Greece. The amount recorded in relation to this agreement was
R$2.1
as at
December 31, 2020 (
R$1.8
as at
December 31, 2019
and
R$2.0
as at
December 31, 2018)
and
R$644.0
(
R$456.9
as at
December 31, 2019
and
R$431.6
as at
December 31, 2018)
as licensing income and expenses, respectively.

Ambev has licensing agreements with the Group Modelo, subsidiaries of ABI to import, promote and sell Corona products (Corona Extra, Corona Light, Coronita, Pacifico and Negra Modelo) in Latin America and Canada.

Transactions with related parties

					2020
Current	Trade receivables (i)	Other trade receivables (i)	Trade payables (i)	Dividends payables	Dividends receivables
AB Africa	4.6	-	-	-	-
AB InBev	28.6	-	(84.6)	-	-
AB Package	-	-	(321.0)	-	-
AB Services	11.3	-	(1.8)	-	-
AB USA	36.7	6.2	(250.1)	-	-
Ambrew	-	-	-	(98.7)	-
Bavaria	1.0	-	(11.3)	-	-
Cervecería Modelo	5.1	-	(400.0)	-	-
Cervecerias Peruanas	1.4	-	(10.9)	-	-
Inbev	0.9	79.1	(19.4)	-	-
ITW International	-	-	-	(647.5)	-
Panama Holding	18.8	-	(13.1)	-	1.6
Others	10.2	1.1	(44.9)	-	-
	118.6	86.4	(1,157.1)	(746.2)	1.6

				2019
Current	Trade receivables (i)	Other trade receivables (i)	Trade payables (i)	Other trade payables (i)
AB InBev	24.8	-	(46.7)	-
AB Procurement	1.1	-	(0.2)	-
AB Services	15.5	-	(2.0)	-
AB USA	38.8	4.5	(180.9)	-
Bavaria	0.6	-	(64.0)	-
Cervecería Modelo	16.1	-	(223.1)	-
Inbev	0.7	64.5	(23.8)	-
ITW International	-	-	(223.7)	(108.9)
Panama Holding	27.2	0.2	(0.2)	-
Others	18.7	0.8	(126.1)	-
	143.5	70.0	(890.7)	(108.9)

(i) The amount represents trading operations (purchase and sale) and reimbursements between the companies of the group.

	2020	2019
Non-current	Trade payables	Trade payables
ITW International	(420.5)	-
	(420.5)	-

The tables below represent the transactions with related parties, recognized in the income statement:

	2020
Company	Sales and others	Service fees / reimbursement of expenses and other receivables	Product purchases and others	Service fees / reimbursement of expenses and other payables	Net finance cost
AB InBev	0.3	-	(80.6)	(9.9)	-
AB Package	-	-	(159.2)	-	-
AB Procurement	0.2	-	(0.6)	(17.3)	-
AB USA	35.2	-	(977.0)	(3.2)	-
Bavaria	26.1	-	(48.0)	-	-
Cervecería Modelo	(0.1)	-	(1,269.6)	-	-
Cervecerías Peruanas	13.3	-	(40.3)	-	-
GCC India	-	-	-	(7.3)	-
Inbev	(0.9)	-	(102.3)	-	-
ITW International	-	-	-	-	10.5
Oriental Brewery	2.0	-	-	-	-
Others	8.5	0.2	(83.9)	-	1.5
	84.6	0.2	(2,761.5)	(37.7)	12.0

	2019
Company	Sales and others	Service fees / reimbursement of expenses and other receivables	Product purchases and others	Service fees / reimbursement of expenses and other payables	Net finance cost
AB Package	-	-	(74.6)	-	-
AB USA	52.2	-	(802.3)	(2.6)	-
Cervecería Modelo	0.1	-	(1,023.9)	(2.1)	-
Inbev	-	-	(159.3)	-	-
ITW International	-	-	-	-	(41.5)
Others	4.7	0.4	(334.2)	(17.0)	-
	57.0	0.4	(2,394.3)	(21.7)	(41.5)

	2018
Company	Sales and others	Service fees / reimbursement of expenses and other receivables	Product purchases and others	Service fees / reimbursement of expenses and other payables	Net finance cost
AB Procurement	17.0	-	-	-	-
AB USA	49.1	-	(739.2)	(2.3)	-
Ambev Peru	0.1	-	-	-	-
Cervecería Modelo	0.2	-	(1,009.9)	(5.8)	-
Inbev	0.1	-	(107.1)	-	-
Others	19.3	0.2	(153.5)	(22.7)	(8.0)
	85.8	0.2	(2,009.7)	(30.8)	(8.0)

List of companies included in the tables above
:

AB InBev Procurement GmbH (“AB Procurement”)
Ambrew S.A.R.L. (“Ambrew”)
Anheuser-Busch Inbev Africa (Pty) Ltd. (“AB Africa”)
Anheuser-Busch InBev N.V. (“AB InBev”)
Anheuser-Busch Inbev Services LLC (“AB Services”)
Anheuser-Busch Inbev USA LLC (“AB USA”)
Anheuser-Busch Packaging Group Inc. (“AB Package”)
Bavaria S.A. (“Bavaria”)
Cervecería Modelo de Mexico S. de R.L. de C.V. (“Cervecería Modelo”)
Cerveceria Nacional S de RL (“Panamá Holding”)
Compañia Cervecera Ambev Peru S.A.C. (“Ambev Peru”)
GCC Services India Private Ltd. (“GCC India”)
Inbev Belgium N.V. (“Inbev”)
Interbrew International B.V. (“ITW International”)
Unión de Cervecerias Peruanas Backus Y Johnston S.A.A. (“Cervecerías Peruanas”)